Property and Equipment, net	6 Months Ended
Jun. 30, 2023
Property and Equipment, net
Property and Equipment, net
4.

Property and Equipment, net
The

Company

owns

the

land

and

building

of

its

principal

corporate

offices

in

Athens,

Greece.
Additionally,

DSS owns,

together with

a related

party company,

another plot

of land

in the

nearby area,
acquired for

office use.

On July

6, 2023,

DSS purchased

from the

related party

its share

in the

plot and
became

its

sole

owner

(Note

12).

Other

assets

consist

of

office

furniture

and

equipment,

computer
software and hardware

and vehicles. The

amount reflected in

“Property and equipment,

net” is analyzed
as follows:
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963
- Additions in property and equipment 308 - 308
- Depreciation for the period - (323) (323)
Balance, June 30, 2023 $ 29,244 $ (6,296) $ 22,948